Vitro Diagnostics, Inc. - Statements of Cash Flows (USD $)	9 Months Ended
	Jul. 31, 2012	Jul. 31, 2011
Cash Flows from operating activities:
Net income (loss)	$ (189,098)	$ 36,803
Depreciation and amortization	15,609	15,546
Stock-based compensation	9,375	30,376
Common stock issued for consulting services	4,800
Fair value of stock purchase warrants		(29,300)
(Increase) in accounts receivable, inventories,
prepaid expenses and deposits	(4,818)	(2,379)
(Decrease) increase in accounts payable and accrued expenses	47,889	(154,435)
Net cash used in operating activities	(116,243)	(103,389)
Cash flows from investing activities:
Purchases of equipment	(2,155)	(500)
Payments for patents and deferred costs	(3,360)	(4,781)
Net cash used in investing activities	(5,515)	(5,281)
Cash flows from financing activities:
Proceeds from advances from officer	132,300	161,500
(Payments) draws on lines of credit, net	2,835	(56,657)
Principal payments on capital lease	(7,763)	(11,686)
Net cash provided by financing activities	127,372	93,157
Net change in cash	5,614	(15,513)
Cash, beginning of year	3,023	17,313
Cash paid during the year for:
Interest	6,151	14,146
Income taxes	0	0
Non-cash investing and financing activities:
Common stock issued to directors for services	10,000	15,000
Common stock issued for consulting services	4,800
Common stock issued upon conversion of accounts payable	21,885
Cash, end of period	$ 8,637	$ 1,800